Equity (Details)					1 Months Ended					5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 22, 2014 USD ($) $ / shares shares	Aug. 15, 2014 USD ($) shares	Aug. 14, 2014 USD ($) shares	Jul. 31, 2013 USD ($) $ / shares shares	May. 31, 2015 USD ($) Investors $ / shares shares	Apr. 16, 2014 institutionalinvestors	Nov. 30, 2013 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Apr. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) institutionalinvestors $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Equity (Textual)
Issuance of shares | shares	533,334						30,000	8,260	37,340
Sale of stock, per share | $ / shares	$ 0.15			$ 37.50			$ 50.00	$ 37.50	$ 37.50
Proceeds from issuance of common stock	$ 3,844,000						$ 1,375,000	$ 285,000	$ 728,000			$ 3,844,000	$ 5,466,000
Gross proceeds	$ 4,000,000
Brokerage commissions								$ 25,000
Debt conversion shares issued | shares		271,100	271,100
Debt conversion, converted instrument, amount		$ 2,711,000	$ 2,711,000						$ 671,000			(1,881,000)
Issuance of warrants to purchase of common stock | shares	26,500
Warrants, Exercise price | $ / shares	$ 25.00
Net offering costs	$ 156,000						$ 125,000
Warrants expiration period	4 years
Placement agent fee	$ 73,000
Legal expenses	$ 32,000		$ 17,000
Market price | $ / shares	$ 13.50
Risk-free interest rate	1.80%										0.99%
Annual dividend yield	0.00%
Expected volatility	151.00%										134.00%
Restricted stock value	$ 150,000
Restricted stock shares | shares	20,000
Issuance of warrants for placement fees	$ 296,000											296,000
Payments for legal settlements												1,500,000
Total investment participation amount										$ 5,000,000		$ 5,000,000
Weighted average exercise price of common stock | $ / shares										$ 15.00	$ 14.10	$ 15.00	$ 64.45
Exchange of warrants for common stock										$ (104,000)
Fair Value Adjustment of Warrants										$ (848,000)	$ 277,000
Number of accredited investors | institutionalinvestors												2
Warrants exercise price | $ / shares											$ 17.81
Common stock, par value | $ / shares										$ 0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, par value | $ / shares										0.0001	$ 0.0001	0.0001	$ 0.0001
Reverse stock split											1-for-50
Authorized preferred stock decreased | shares											1,000,000
Authorized common stock decreased | shares											4,000,000
Notes Payable [Member]
Equity (Textual)
Debt conversion shares issued | shares				2,660
Debt conversion, converted instrument, amount				$ 100,000
Private Placement [Member]
Equity (Textual)
Issuance of shares | shares				92,280
Proceeds from issuance of common stock				$ 3,077,000
Brokerage commissions				$ 383,000
Number of accredited investors | institutionalinvestors						5
Warrant [Member]
Equity (Textual)
Issuance of shares | shares											(81,942)
Issuance of warrants to purchase of common stock | shares				9,500			24,000	720
Warrants, Exercise price | $ / shares				$ 37.50			$ 50.00	$ 37.50
Warrants expiration period				5 years			5 years	5 years
Market price | $ / shares											$ 12.50
Number of warrants issued for common stock | shares											81,942
Common stock issued for exchange agreement | shares											73,747
Weighted average exercise price of common stock | $ / shares											$ 0.30
Consecutive trading days											10 years
Exchange of warrants for common stock											$ 885,000
Fair Value Adjustment of Warrants											$ 278,000
Warrants exercise price | $ / shares										$ 26.94	$ 17.81	$ 26.94
Common Stock [Member]
Equity (Textual)
Issuance of shares | shares					108,000							26,667,000	7,499,000
Proceeds from issuance of common stock					$ 810,000							$ 3,000	$ 1,000
Number of warrants issued for common stock | shares					5,514
Number of accredited investors | Investors					30
Placement fees and legal costs					$ 70,000
Warrants exercise price | $ / shares					$ 12.50
Warrants expiration date					May 31, 2020